Property, Plant, and Equipment - Reconciliation of the Changes in the Carrying Amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	$ 5,714	$ 5,556
End of the period	6,020	5,714
Other work performed by entity and capitalised	$ 16	$ 57
Weighted average rate	6.52%	6.30%
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	$ 14,444	$ 14,012
Additions	311	875
Acquisitions (Note 4)	412
Disposals	6	33
Impairment (charges) reversals		14
Retirement of assets	38	264
Change in foreign exchange rates	302	(94)
Transfer to intangible assets (Note 21)	(163)
Transfers to assets	0	2
Transfers to finance lease receivable	(48)	(65)
End of the period	15,252	14,444
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(8,730)	(8,456)
Depreciation	518	585
Disposals	(2)	(30)
Retirement of assets	(33)	(235)
Change in foreign exchange rates	162	(47)
Transfer to intangible assets (Note 21)	(143)
Transfers to assets		1
End of the period	(9,232)	(8,730)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	1,234	963
End of the period	120	1,234
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	1,234	963
Additions	279	869
Acquisitions (Note 4)	11
Disposals	0	0
Impairment (charges) reversals		0
Retirement of assets	0	0
Change in foreign exchange rates	28	(26)
Transfer to intangible assets (Note 21)	0
Transfers to assets	(1,432)	(572)
Transfers to finance lease receivable	0	0
End of the period	120	1,234
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)	0
Transfers to assets		0
End of the period	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	90	93
End of the period	90	90
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	90	93
Additions	0	0
Acquisitions (Note 4)	0
Disposals	2	3
Impairment (charges) reversals		0
Retirement of assets	0	0
Change in foreign exchange rates	2	0
Transfer to intangible assets (Note 21)	0
Transfers to assets	0	0
Transfers to finance lease receivable	0	0
End of the period	90	90
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)	0
Transfers to assets		0
End of the period	0	0
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	385	362
End of the period	406	385
Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	884	840
Additions	0	0
Acquisitions (Note 4)	0
Disposals	0	0
Impairment (charges) reversals		10
Retirement of assets	10	7
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)	0
Transfers to assets	43	38
Transfers to finance lease receivable	0	0
End of the period	933	884
Hydro | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(499)	(478)
Depreciation	37	25
Disposals	0	0
Retirement of assets	(9)	(4)
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)	0
Transfers to assets		0
End of the period	(527)	(499)
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	2,256	2,005
End of the period	3,398	2,256
Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	3,593	3,233
Additions	0	0
Acquisitions (Note 4)	0
Disposals	0	0
Impairment (charges) reversals		4
Retirement of assets	12	18
Change in foreign exchange rates	124	(18)
Transfer to intangible assets (Note 21)	0
Transfers to assets	1,205	439
Transfers to finance lease receivable	0	(61)
End of the period	4,919	3,593
Wind and Solar | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(1,337)	(1,228)
Depreciation	170	129
Disposals	0	0
Retirement of assets	(9)	(15)
Change in foreign exchange rates	23	(5)
Transfer to intangible assets (Note 21)	0
Transfers to assets		0
End of the period	(1,521)	(1,337)
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	1,374	1,718
End of the period	1,669	1,374
Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	4,423	4,530
Additions	10	0
Acquisitions (Note 4)	401
Disposals	1	0
Impairment (charges) reversals		0
Retirement of assets	16	124
Change in foreign exchange rates	0	(7)
Transfer to intangible assets (Note 21)	(163)
Transfers to assets	163	50
Transfers to finance lease receivable	(48)	(4)
End of the period	4,782	4,423
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(3,049)	(2,812)
Depreciation	221	342
Disposals	0	0
Retirement of assets	(15)	(101)
Change in foreign exchange rates	1	(3)
Transfer to intangible assets (Note 21)	(143)
Transfers to assets		(1)
End of the period	(3,113)	(3,049)
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	171	230
End of the period	130	171
Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	3,914	3,974
Additions	0	0
Acquisitions (Note 4)	0
Disposals	3	30
Impairment (charges) reversals		0
Retirement of assets	0	7
Change in foreign exchange rates	146	(42)
Transfer to intangible assets (Note 21)	0
Transfers to assets	14	16
Transfers to finance lease receivable	0	0
End of the period	4,071	3,914
Energy Transition | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(3,743)	(3,744)
Depreciation	62	73
Disposals	(2)	(30)
Retirement of assets	0	(7)
Change in foreign exchange rates	138	(39)
Transfer to intangible assets (Note 21)	0
Transfers to assets		2
End of the period	(3,941)	(3,743)
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	204	185
End of the period	207	204
Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	306	379
Additions	22	6
Acquisitions (Note 4)	0
Disposals	0	0
Impairment (charges) reversals		0
Retirement of assets	0	108
Change in foreign exchange rates	2	(1)
Transfer to intangible assets (Note 21)	0
Transfers to assets	7	31
Transfers to finance lease receivable	0	0
End of the period	337	306
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(102)	(194)
Depreciation	28	16
Disposals	0	0
Retirement of assets	0	(108)
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)	0
Transfers to assets		0
End of the period	(130)	(102)
Decommissioning and restoration | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	38	(3)
Decommissioning and restoration | Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	0	0
Decommissioning and restoration | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	0	0
Decommissioning and restoration | Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	16	3
Decommissioning and restoration | Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	9	14
Decommissioning and restoration | Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	13	(22)
Decommissioning and restoration | Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	0	3
Decommissioning and restoration | Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs	$ 0	$ (1)